FINANCIAL INSTRUMENTS (Details)	3 Months Ended		9 Months Ended				3 Months Ended	9 Months Ended				9 Months Ended				3 Months Ended				4 Months Ended	9 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2010 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2010 USD ($)	Sep. 30, 2011 Designated as hedges Foreign exchange forward contract USD ($)	Sep. 30, 2011 Designated as hedges Foreign exchange forward contract CAD	Sep. 30, 2011 Not designated as hedges Foreign exchange forward contract USD ($)	Sep. 30, 2011 Not designated as hedges Foreign exchange forward contract USD ($)	Sep. 30, 2011 Not designated as hedges Foreign exchange forward contract CAD	Sep. 30, 2011 Call Options Written USD ($)	Sep. 30, 2010 Call Options Written USD ($)	Sep. 30, 2011 Call Options Written Zinc MT usdperMT	Sep. 30, 2010 Call Options Written Zinc MT usdperMT	Sep. 30, 2011 Put options purchased Zinc MT usdperMT	Sep. 30, 2010 Put options purchased Zinc MT usdperMT	Sep. 30, 2011 Foreign exchange forward contract USD ($)	Sep. 30, 2011 Zinc USD ($) usdperMT	Jun. 30, 2011 Zinc USD ($)	Sep. 30, 2010 Zinc USD ($) usdperMT	Jul. 31, 2010 Zinc USD ($)	Sep. 30, 2011 Zinc USD ($) usdperMT	Sep. 30, 2010 Zinc USD ($) usdperMT	Sep. 30, 2011 Silver USD ($)
Derivative
Zinc options (in metric tonnes)												20,000	15,000	20,000	15,000
Strike price for option (in dollars per metric tonne)												2,500	2,500	2,200	2,200
Options expiring each month, beginning from February 28 (2011) or March 31 (2010) (in metric tonnes)												2,000	1,500	2,000	1,500
Limit for participation, zinc prices set by zero-cost collar strategy (per metric tonne)																	2,500		2,500		2,500	2,500
Gain (Loss) on derivative financial instruments	$ (1,678,000)	$ (1,330,000)	$ 654,000	$ 3,826,000			$ (400,000)	$ 400,000									$ 800,000	$ 100,000	$ 800,000	$ 1,300,000
Unrealized mark-to-market gain																43,000,000					3,000,000	400,000
Exchange rate under foreign exchange forward contract (in CAD per US dollar)						0.99			0.99
Amount of expenditures hedged					60,000,000		60,000,000	60,000,000
Amount of future expenditures hedged					240,000,000
Amount of expenditures hedged, expiring each month					20,000,000		20,000,000	20,000,000
Call option premiums generated										1,300,000	1,300,000
Gain (loss) recognized in consolidated statement of income and comprehensive income					$ (16,000,000)			$ (4,300,000)															$ (3,400,000)